Consolidated Statements of Income and Comprehensive Income - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of comprehensive income [abstract]
REVENUE	$ 2,708	$ 2,468	$ 2,194
OPERATING EXPENSES
Salaries and benefits	1,664	1,393	1,222
Goods and services purchased	461	468	432
Share-based compensation	21	25	75
Acquisition, integration and other	55	40	23
Depreciation	141	124	115
Amortization of intangible assets	183	134	142
Total	2,525	2,184	2,009
OPERATING INCOME	183	284	185
OTHER (INCOME) EXPENSES
Changes in business combination-related provisions	(20)	0	0
Interest expense	144	41	44
Foreign exchange gain	0	(7)	(1)
INCOME BEFORE INCOME TAXES	59	250	142
Income tax expense	5	67	64
NET INCOME	54	183	78
Items that may subsequently be reclassified to income
Change in unrealized fair value of derivatives designated as cash flow hedges	(27)	43	40
Exchange differences arising from translation of foreign operations	26	(89)	(95)
Total items that may subsequently be reclassified to income	(1)	(46)	(55)
Item that will not be subsequently reclassified to income
Employee defined benefit plan re-measurements	1	3	0
Total items never subsequently reclassified to income	0	(43)	(55)
COMPREHENSIVE INCOME	$ 54	$ 140	$ 23
EARNINGS PER SHARE
Basic earnings per share (in dollars per share)	$ 0.20	$ 0.69	$ 0.30
Diluted earnings per share (in dollars per share)	$ 0.18	$ 0.68	$ 0.29
TOTAL WEIGHTED AVERAGE COMMON SHARES OUTSTANDING
Basic (in shares)	274	266	264
Diluted (in shares)	286	270	267